Basis of preparation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019		Dec. 31, 2018		Jun. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment	£ 4,206	[1]	£ 2,535
Other liabilities	10,279	[1]	7,716
Profit after tax	£ 2,469		1,560	[2]	£ 1,015	[3]
IFRS 16 - Leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 16 – Leases IFRS 16, Leases, which replaced IAS 17, Leases, was applied effective from 1 January 2019. IFRS 16 applies to all leases with the exception of licenses of intellectual property, rights held by licensing agreement within the scope of IAS 38, Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41, Agriculture, and leases of minerals, oil, natural gas and similar non-regenerative resources. IFRS 16 includes an accounting policy choice for a lessee to elect not to apply IFRS 16 to remaining assets within the scope of IAS 38, Intangible Assets, which the Barclays Group has decided to apply. IFRS 16 does not result in a significant change to lessor accounting; however, for lessee accounting there is no longer a distinction between operating and finance leases. Lessees will be required to recognise both: A lease liability, measured at the present value of remaining cash flows on the lease, and A right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received. Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease. There is a recognition exemption in IFRS 16 for leases with a term not exceeding 12 months, which allows the lessee to apply similar accounting as an operating lease under IAS 17. The Barclays Group applied IFRS 16 on a modified retrospective basis and took advantage of the option not to restate comparative periods. The Barclays Group applied the following transition options available under the modified retrospective approach: To calculate the right of use asset equal to the lease liability, adjusted for prepaid or accrued payments. To rely on the previous assessment of whether leases are onerous in accordance with IAS 37 immediately before the date of initial application as an alternative to performing an impairment review. The Barclays Group adjusted the carrying amount of the ROU asset at the date of initial application by the previous carrying amount of its onerous lease provision. To apply the recognition exception for leases with a term not exceeding 12 months. To use hindsight in determining the lease term if the contract contains options to extend or terminate the lease. The impact on adoption was an increase in property, plant and equipment of £1.6bn, and an increase in other liabilities of £1.6bn, with no material impact on retained earnings.
IFRS 16 - Leases [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Property, plant and equipment			1,600
Other liabilities			1,600
IFRIC Interpretation 23 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRIC Interpretation 23 – Uncertainty over Income Tax Treatment IFRIC 23 clarifies the application of IAS 12 to accounting for income tax treatments that have yet to be accepted by tax authorities, in scenarios where it may be unclear how tax law applies to a particular transaction or circumstance, or whether a taxation authority will accept an entity’s tax treatment. IFRIC 23 has been applied from 1 January 2019. There was no significant effect from the adoption of IFRIC 23 in relation to accounting for uncertain tax positions.
IAS 12 update [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IAS 12 – Income Taxes – Amendments to IAS 12 The IASB amended IAS 12 in order to clarify the accounting treatment of the income tax consequences of dividends. As a result of the amendment, the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, will be included in, and will reduce, the income statement tax charge. The amendments of IAS 12 were applied to the income tax consequences of dividends recognised on or after the beginning of the earliest comparative period. This resulted in reducing the tax charge and increasing profit after tax for H119 by £96m and H118 by £93m. This change does not impact retained earnings or earnings per share.
IAS 12 update [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Profit after tax	£ 96		£ 110		£ 93
IAS 19 Employee Benefits - Amendments to IAS 19 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IAS 19 – Employee Benefits – Amendments to IAS 19 The IASB issued amendments to the guidance in IAS 19, Employee Benefits, in connection with accounting for plan amendments, curtailments and settlements. The amendments have been applied to plan amendments, curtailments or settlements occurring on or after 1 January 2019. There was no significant effect from the adoption of the amendments of IAS 19.

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT 1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings . This change does not impact earnings per share or return on average tangible shareholders’ equity. C omparatives have been restated, reducing the tax charge for H218 by £ 110 m. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56

[3]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for H118 by £ 93 m. This change does not impact earnings per share o r return on average tangible shareholders’ equity. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56